CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2020
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT

36. CAPITAL MANAGEMENT

The capital structure of the Group is as follows:

	2019		2020
	Amount	Portion	Amount	Portion
Short-term debts	8,705	5.22%	9,934	5.95%
Long-term debts	58,252	34.93%	54,788	32.79%
Total debts	66,957	40.15%	64,722	38.73%
Equity attributable to owners of the parent company	99,796	59.85%	102,374	61.27%
Total	166,753	100.00%	167,096	100.00%

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for stockholders and benefits to other stakeholders and to maintain an optimum capital structure to minimize the cost of capital.

Periodically, the Group conducts debt valuation to assess possibilities of refinancing existing debts with new ones which have more efficient cost that will lead to more optimized cost-of-debt. In case of idle cash with limited investment opportunities, the Group will consider buying back its shares of stock or paying dividend to its stockholders.

In addition to complying with loan covenants, the Group also maintains its capital structure at the level it believes will not risk its credit rating and which is comparable with its competitors.

Debt-to-equity ratio (comparing net interest-bearing debt to total equity) is a ratio which is monitored by management to evaluate the Group’s capital structure and review the effectiveness of the Group’s debts. The Group monitors its debt levels to ensure the debt-to-equity ratio complies with or is below the ratio set out in its contractual borrowings arrangements and that such ratio is comparable or better than that of regional area entities in the telecommunications industry.

The Group’s debt-to-equity ratio as of December 31, 2019 and 2020 is as follows:

	2019	2020
Total interest-bearing debts	66,957	64,722
Less: cash and cash equivalents	(18,241)	(20,589)
Net debts	48,716	44,113
Total equity attributable to owners of the parent company	99,796	102,374
Net debt-to-equity ratio	48.82%	43.11%

As stated in Note 21, the Group is required to maintain a certain debt-to-equity ratio and debt service coverage ratio by the lenders. For the years ended December 31, 2019 and 2020, the Group has complied with the externally imposed capital requirements with the exception for certain entities in the Group (Note 21).